Document and Entity Information	0 Months Ended
Jan. 10, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jan. 10, 2014
Registrant Name	Hatteras Alternative Mutual Funds Trust
Central Index Key	0001171324
Amendment Flag	false
Document Creation Date	Jan. 10, 2014
Document Effective Date	Jan. 10, 2014
Prospectus Date	Apr. 30, 2013
Hatteras Alpha Hedged Strategies Fund | no load
Risk/Return:
Trading Symbol	ALPHX
Hatteras Alpha Hedged Strategies Fund | Class C
Risk/Return:
Trading Symbol	APHCX
Hatteras Alpha Hedged Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	ALPIX
Hatteras Alpha Hedged Strategies Fund | Class A
Risk/Return:
Trading Symbol	APHAX